NET INCOME PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Basic net income per share calculation Numerator:
Net income for the year attributable to the Company:	$ 82,622	¥ 575,196	¥ 340,046	¥ 167,682
Less: Deemed dividend to preferred shareholders			209,752
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares	352	2,450	12,210	80,291
Net income attributed to ordinary shareholders for computing net income per ordinary shares-basic	$ 82,270	¥ 572,746	¥ 113,490	¥ 46,120
Denominator:
Ordinary share - basic | shares	243,648,186	243,648,186	211,873,704	67,777,592
Basic income per ordinary share | (per share)	$ 0.34	¥ 2.35	¥ 0.54	¥ 0.68
Diluted net income per share calculation
Net income attributed to ordinary shareholders for computing net income per ordinary shares-basic	$ 82,270	¥ 572,746	¥ 113,490	¥ 46,120
Add: adjustments to undistributed earnings to participating securities		117	648	3,519
Net income attributed to ordinary shareholders for computing net income per ordinary shares-basic		¥ 572,863	¥ 114,138	¥ 49,639
Denominator:
Ordinary share - basic | shares	243,648,186	243,648,186	211,873,704	67,777,592
Effect of potentially diluted stock options, restricted stocks and RSUs | shares	12,310,986	12,310,986	13,160,946	8,514,309
Weighted average ordinary shares outstanding used in computing net income per ordinary shares - dilute | shares	255,959,172	255,959,172	225,034,650	76,291,901
Diluted income per ordinary share | (per share)	$ 0.32	¥ 2.24	¥ 0.51	¥ 0.65
Series A Preferred Shares
Basic net income per share calculation Numerator:
Less: Accretion of Shares			¥ 177	¥ 3,762
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares			4,521	48,753
Series B-1 Preferred Shares
Basic net income per share calculation Numerator:
Less: Accretion of Shares			368	3,127
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares			126	1,361
Series B-2 Preferred Shares
Basic net income per share calculation Numerator:
Less: Accretion of Shares			4,049	34,382
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares			1,319	14,220
Restricted Shares
Basic net income per share calculation Numerator:
Less: Undistributed earnings allocated to participating preferred shares and nonvested restricted shares		¥ 2,450	¥ 6,244	¥ 15,957